PARENT CORPORATION STATEMENTS	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 20  PARENT CORPORATION STATEMENTS

The following are condensed financial statements of Commercial Bancshares, Inc.

CONDENSED BALANCE SHEETS
December 31, 2015 and 2014
(In thousands)

	2015	2014
ASSETS
Cash on deposit with subsidiary	$96	$407
Investment in common stock of subsidiaries	35,547	33,415
Other assets	564	500
Total assets	$36,207	$34,322

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities	$71	$96
Shareholders’ equity	36,136	34,226
Total liabilities and shareholders’ equity	$36,207	$34,322

CONDENSED STATEMENTS OF INCOME
Years ended December 31, 2015, 2014 and 2013
(In thousands)

	2015	2014	2013
INCOME
Dividends from Bank subsidiary	$1,310	$843	$718
Total income	1,310	843	718

EXPENSES
Professional fees	33	48	35
Other	117	96	102
Total expenses	150	144	137

Tax benefit	(51)	(49)	(46)
Income before equity in undistributed earnings of subsidiaries	1,211	748	627
Equity in undistributed earnings of subsidiaries	2,214	2,548	2,428

NET INCOME	$3,425	$3,296	$3,055

CONDENSED STATEMENTS OF CASH FLOWS
Years ended December 31, 2015, 2014 and 2013
(In thousands)

	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$3,425	$3,296	$3,055
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiaries	(2,214)	(2,548)	(2,428)
Stock-based compensation	164	127	96
Other	(339)	(20)	(39)
Net cash provided by operating activities	1,036	855	684

CASH FLOWS FROM INVESTING ACTIVITIES
Downstream cash to subsidiary	(17)	0	0
Capital Infusion from subsidiary	250	0	0
Net cash provided by investing activities	233	0	0

CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan	0	61	69
Treasury stock issued under stock option plans	26	33	12
Common stock issued for deferred compensation plan	143	40	0
Common stock issued for stock option plans	47	12	0
Purchase treasury stock	(736)	0	0
Cash dividends paid	(1,060)	(843)	(718)
Net cash used in financing activities	(1,580)	(697)	(637)

Net change in cash	(311)	158	47
Cash at beginning of period	407	249	202
Cash at end of period	$96	$407	$249